SUPPLEMENT DATED APRIL 28, 2025
                   TO THE VARIABLE ANNUITY PROSPECTUS
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                AMERICAN GENERAL LIFE INSURANCE COMPANY

                    VARIABLE ANNUITY ACCOUNT SEVEN
                    Polaris Plus Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract effective on or about April 28, 2025, unless noted otherwise. All references in the prospectus are updated accordingly.

The following Underlying Fund was renamed:

 * The SA Putnam International Growth and Income Portfolio was renamed SA Putnam International Value Portfolio.

Effective on or about April 30, 2025, BlackRock Investment Management, LLC became a sub-advisor to the funds listed below.

 * SA Large Cap Index


Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.